Summary of Pre-Tax Gains (Losses) Recorded In Accumulated OCI for Derivatives (Parenthetical) (Detail) (Cash Flow Hedging, Commodity Contract, USD $) In Millions, unless otherwise specified	Feb. 01, 2014
Cash Flow Hedging | Commodity Contract
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated Other Comprehensive Income Loss before Tax Related to Net Terminated Contracts	$ 18.2